Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Total land and buildings	£ 387	£ 489
Freehold [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Total land and buildings	158	261
Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Total land and buildings	£ 229	£ 228